Note 9 - Warrants (Details Narrative) - CAD	3 Months Ended
	Feb. 28, 2017	Feb. 29, 2016	Nov. 30, 2016	Nov. 30, 2015
Warrants [Abstract]
Class of Warrant or Right, Outstanding	5,201,508	2,361,744	5,476,482	5,429,300
Warrants Exercised	274,974	232,556
Issuance of Shares on Exercise of Warrants (in Dollars)	CAD 137,487	CAD 58,139
Proceeds from Warrant Exercises (in Dollars)	CAD 265,350	CAD 122,092